Employment benefit plan - Summary (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Employment benefit plan
Defined benefit plan	₨ 106,718	₨ 87,009
Liability for compensated absences	72,287	67,624
Total liability	179,005	154,633
Defined benefit plan asset	6,339	7,835
Total asset	6,339	7,835
Net unfunded liability	₨ 100,379	₨ 79,174